Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Long-term bank borrowings - secured	¥ 4,816	¥ 7,169
Long-term bank borrowings - unsecured	108	3,435
Guaranteed bonds	10,956	8,476
Unsecured bonds	8,831	8,810
Total non-current borrowings	24,711	27,890
Current portion of long-term bank borrowings - secured	1,028	1,724
Current portion of long-term bank borrowings - unsecured	3,103	135
Short-term bank borrowings - unsecured	24,959	9,983
Short-term debentures	10,000	17,000
Current portion of long-term bank borrowings	39,090	28,842
Total borrowings	63,801	56,732
Less than 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	39,090	28,842
1 to 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	6,527	4,833
In the third to fifth years, inclusive [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	8,797	13,281
Over 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 9,387	¥ 9,776